Interest in Other Entities	12 Months Ended
Dec. 31, 2024
Interest In Other Entities [Abstract]
Interest in Other Entities

22.INTEREST IN OTHER ENTITIES

The significant subsidiaries, associates and joint arrangements of the Company at December 31, 2023 are listed below. The table also includes information related to key contractual arrangements associated with the Company’s mineral property interests that comprise 90.8% of the December 31, 2024 carrying value of its Mineral Property assets (see note 8).

		December		December	Fiscal
	Place	31, 2024		31, 2023	2024
	Of	Ownership		Ownership	Participating	Accounting
	Business	Interest (1)		Interest (1)	Interest (2)	Method

Subsidiaries
Denison Mines Inc.	Canada	100.00%		100.00%	N/A	Consolidation
Denison AB Holdings Corp.	Canada	100.00%		100.00%	N/A	Consolidation
Denison Waterbury Corp	Canada	100.00%		100.00%	N/A	Consolidation
9373721 Canada Inc.	Canada	100.00%		100.00%	N/A	Consolidation
Denison Mines (Bermuda) I Ltd	Bermuda	100.00%		100.00%	N/A	Consolidation

Joint Operations
Waterbury Lake Uranium Corp(3)	Canada	60.00%		60.00%	100%	Voting Share (4)
Waterbury Lake Uranium LP(3)	Canada	70.32%		69.35%	100%	Voting Share (4)

Joint Venture
JCU	Canada	50.00%		50.00%	50.00%	Equity(5)

Key Contractual Arrangements
Wheeler River Joint Venture	Canada	90.00	%(5)	90.00%	91.86%	Denison Share(4)
Midwest Joint Venture	Canada	25.17%		25.17%	25.17%	Denison Share(4)
Mann Lake Joint Venture	Canada	30.00%		30.00%	N/A (6)	Denison Share(4)
Wolly Joint Venture	Canada	20.77%		20.77%	20.77%	Denison Share(4)
McClean Lake Joint Venture	Canada	22.50%		22.50%	22.50%	Denison Share(4)
(1)	Ownership Interest represents Denison’s percentage equity / voting interest in the entity or contractual arrangement.
(2)	Participating interest represents Denison’s percentage funding contribution to the particular joint operation or contractual arrangement. This percentage can differ from ownership interest in instances where other parties to the arrangement have carried interests, they are earning-in to the arrangement, or they are diluting their interest in the arrangement (provided the arrangement has dilution provisions therein).
(3)	WLUC and WLULP were acquired by Denison as part of the Fission Energy Corp. acquisition in April 2013. Denison uses its equity interest to account for its share of assets, liabilities, revenues and expenses for these joint operations. In 2024, Denison funded 100% of the activities in these joint operations pursuant to the terms of an agreement that allows it to approve spending for the WLULP without having the required 75% of the voting interest (see note 19).
(4)	Denison Share is where Denison accounts for its share of assets, liabilities, revenues and expenses in accordance with the specific terms within the contractual arrangement. This can be by using either its ownership interest (i.e. Voting Share) or its participating interest (i.e. Funding Share), depending on the arrangement terms. The Voting Share and Funding Share approaches produce the same accounting result when the Company’s ownership interest and participating interests are equal.
(5)	Denison indirectly owns an additional 5% ownership interest through its joint venture in JCU, which is accounted for using the equity method and is thus not reflected here as part of its participating share in the WRJV.
(6)	The participating interest for 2024 for this arrangement is shown as Not Applicable as there was no approved spending program carried out during fiscal 2024.